SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of common stock subject to possible redemption

				Preferential	Carrying Value,
				Liquidation	Net of Issuance
	Shares	Shares Issued	Per Share	Value	Costs
	Authorized	and Outstanding	Preference	(in thousands)	(in thousands)
Series
Series A	7,393,333	2,505,508	$5.4779	$13,725	$13,819
Series A-1	4,107,414	—	5.4779	—	—
Series A-2	4,846,750	4,846,750	5.4779	26,550	26,379
Series B	20,520,678	6,244,395	7.3097	45,645	43,896
Series B-1	136,805	—	7.3097	—	—
Series B-2	7,661,055	7,661,055	7.3097	56,000	53,855
	44,666,035	21,257,708		$141,920	$137,949

Schedule of reconciliation of the net income (loss) per share of common stock

Basic and diluted net loss per share for the year ended December 31, 2021 was calculated as follows (in thousands, except share and per share amounts):

Year ended December 31, 2021
Net loss available to AEON common stockholders	$(55,637)
Weighted average common shares outstanding, basic and diluted	126,252,622
Net loss per share attributable to AEON common stockholders, basic and diluted	$(0.44)

Basic and diluted net loss per share for the year end December 31, 2022 was calculated as follows (in thousands, except share and per share amounts):

Year Ended December 31, 2022
Net loss available to AEON common stockholders	$(52,556)
Weighted average common shares outstanding, basic and diluted	138,825,356
Net loss per share attributable to AEON common stockholders, basic and diluted	$(0.38)

Basic and diluted net loss per share for the three months ended June 30, 2022 was calculated as follows (in thousands, except share and per share amounts):

Three Months Ended June 30, 2022 (unaudited)
Net loss available to AEON common stockholders	$(2,497)
Weighted average common shares outstanding, basic and diluted	138,825,356
Net loss per share attributable to AEON common stockholders, basic and diluted	$(0.02)

Basic and diluted net loss per share for the three months ended June 30, 2023 was calculated as follows (in thousands, except share and per share amounts):

Three Months Ended June 30, 2023 (unaudited)
Net loss available to AEON common stockholders	$(15,379)
Weighted average common shares outstanding, basic and diluted	138,825,356
Net loss per share attributable to AEON common stockholders, basic and diluted	$(0.11)

Basic and diluted net loss per share for the six months ended June 30, 2022 was calculated as follows (in thousands, except share and per share amounts):

Six Months Ended June 30, 2022 (unaudited)
Net loss available to AEON common stockholders	$(7,553)
Weighted average common shares outstanding, basic and diluted	138,825,356
Net loss per share attributable to AEON common stockholders, basic and diluted	$(0.05)

Basic and diluted net loss per share for the six months ended June 30, 2023 was calculated as follows (in thousands, except share and per share amounts):

Six Months Ended June 30, 2023 (unaudited)
Net loss available to AEON common stockholders	$(33,018)
Weighted average common shares outstanding, basic and diluted	138,825,356
Net loss per share attributable to AEON common stockholders, basic and diluted.	$(0.24)

PRIVETERRA ACQUISITION CORP.
Schedule of common stock subject to possible redemption

Class A common stock subject to possible redemption, December 31, 2022	$278,487,272
Plus:
Waiver of Class A shares issuance costs	4,436,712
Less:
Redemption	(258,999,909)
Accretion of carrying value to redemption value	(2,730,680)
Class A common stock subject to possible redemption, June 30, 2023	$21,193,395

Gross proceeds from IPO	$276,000,000
Less:
Proceeds allocated to Public Warrants	(11,408,000)
Class A common stock issuance costs	(14,975,165)
Plus:
Accretion of carrying value to redemption value	26,383,165
Class A common stock subject to possible redemption, December 31, 2021	276,000,000
Plus:
Waiver of Class A share issuance costs	3,604,829
Less:
Accretion of carrying value to redemption value	(1,117,557)
Class A common stock subject to possible redemption, December 31, 2022	$278,487,272

Schedule of reconciliation of the net income (loss) per share of common stock

	For the Three Months Ended June 30,				For the Six Months Ended June 30,
	2023		2022		2023		2022
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per common share
Numerator:
Allocation of net (loss) income	$(886,698)	$(3,055,639)	$1,493,683	$373,421	$(2,264,201)	$(2,066,651)	$3,712,398	$928,099
Denominator
Weighted-average shares outstanding	2,002,272	6,900,000	27,600,000	6,900,000	7,559,570	6,900,000	27,600,000	6,900,000
Basic and diluted net (loss) income per common share	$(0.44)	$(0.44)	$0.05	$0.05	$(0.30)	$(0.30)	$0.13	$0.13

	For the Year Ended		For the Year Ended
	December 31, 2022		December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common share
Numerator:
Allocation of net income	$5,100,276	$1,275,069	$6,417,873	$1,782,958
Denominator
Weighted-average shares outstanding	27,600,000	6,900,000	24,499,726	6,806,301
Basic and diluted net income per common share	$0.18	$0.18	$0.26	$0.26